BUSINESS REALIGNMENT ACTIVITIES	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Business Realignment Activities
BUSINESS REALIGNMENT ACTIVITIES
We are currently pursuing several business realignment activities designed to increase our efficiency and focus our business in support of our key growth strategies. Costs recorded in 2017, 2016 and 2015 related to these activities are as follows:

For the years ended December 31,	2017	2016	2015
Margin for Growth Program:
Severance	$32,554	$—	$—
Accelerated depreciation	6,873	—	—
Other program costs	16,407	—	—
Operational Optimization Program:
Severance	13,828	17,872	—
Accelerated depreciation	—	48,590	—
Other program costs	(303)	21,831	—
2015 Productivity Initiative:
Severance	—	—	81,290
Other program costs	—	5,609	14,285
Other international restructuring programs:
Severance	—	—	6,651
Accelerated depreciation and amortization	—	—	5,904
Mauna Loa Divestiture (see Note 2)	—	—	2,667
Total	$69,359	$93,902	$110,797

The costs and related benefits of the Margin for Growth Program relate approximately 45% to the North America segment and 55% to the International and Other segment. The costs and related benefits of the Operational Optimization Program relate approximately 35% to the North America segment and 65% to the International and Other segment on a cumulative program to date basis. The costs and related benefits to be derived from the 2015 Productivity Initiative relate primarily to the North American segment. However, segment operating results do not include these business realignment expenses because we evaluate segment performance excluding such costs.
Margin for Growth Program
In February 2017, the Company's Board of Directors unanimously approved several initiatives under a single program designed to drive continued net sales, operating income and earnings per-share diluted growth over the next several years.  This program will focus on improving global efficiency and effectiveness, optimizing the Company’s supply chain, streamlining the Company’s operating model and reducing administrative expenses to generate long-term savings.
The Company estimates that the “Margin for Growth” program will result in total pre-tax charges of $375,000 to $425,000 from 2017 to 2019.  This estimate includes plant and office closure expenses of $100,000 to $115,000, net intangible asset impairment charges of $100,000 to $110,000, employee separation costs of $80,000 to $100,000, contract termination costs of approximately $25,000, and other business realignment costs of $70,000 to $75,000. The cash portion of the total charge is estimated to be $150,000 to $175,000. The Company expects that implementation of the program will reduce its global workforce by approximately 15%, with a majority of the reductions coming from hourly headcount positions outside of the United States.
The program includes an initiative to optimize the manufacturing operations supporting our China business.  We deemed this to be a triggering event requiring us to test our China long-lived asset group for impairment by first determining whether the carrying value of the asset group was recovered by our current estimates of future cash flows associated with the asset group. Because this assessment indicated that the carrying value was not recoverable, we calculated an impairment loss as the excess of the asset group's carrying value over its fair value. The resulting impairment loss was allocated to the asset group's long-lived assets. Therefore, as a result of this testing, during the first quarter of 2017, we recorded impairment charges totaling $208,712, with $105,992 representing the portion of the impairment loss that was allocated to the distributor relationship and trademark intangible assets that had been recognized in connection with the 2014 SGM acquisition and $102,720 representing the portion of the impairment loss that was allocated to property, plant and equipment. These impairment charges are recorded in the long-lived asset impairment charges caption within the Consolidated Statements of Operations.
During 2017, we recognized estimated employee severance totaling $32,554. These charges relate largely to our initiative to improve the cost structure of our China business, as well as our initiative to further streamline our corporate operating model. We also recognized non-cash, asset-related incremental depreciation expense totaling $6,873 as part of optimizing the North America supply chain. During 2017, we also incurred other program costs totaling $16,407, which relate primarily to third-party charges in support of our initiative to improve global efficiency and effectiveness.
2016 Operational Optimization Program
In the second quarter of 2016, we commenced a program (the “Operational Optimization Program”) to optimize our production and supply chain network, which includes select facility consolidations. The program encompasses the continued transition of our China chocolate and SGM operations into a united Golden Hershey platform, including the integration of the China sales force, as well as workforce planning efforts and the consolidation of production within certain facilities in China and North America.
For the year ended December 31, 2017, we incurred pre-tax costs totaling $13,525, primarily related to employee severance associated with the workforce planning efforts within North America. We currently expect to incur additional cash costs of approximately $8,000 over the next twelve months to complete the remaining facility consolidation efforts relating to this program.
2015 Productivity Initiative
In mid-2015, we initiated a productivity initiative (the “2015 Productivity Initiative”) intended to move decision making closer to the customer and the consumer, to enable a more enterprise-wide approach to innovation, to more swiftly advance our knowledge agenda, and to provide for a more efficient cost structure, while ensuring that we effectively allocate resources to future growth areas. Overall, the 2015 Productivity Initiative was undertaken to simplify the organizational structure to enhance the Company's ability to rapidly anticipate and respond to the changing demands of the global consumer.
The 2015 Productivity Initiative was executed throughout the third and fourth quarters of 2015, resulting in a net reduction of approximately 300 positions, with the majority of the departures taking place by the end of 2015. The 2015 Productivity Initiative was completed during the third quarter 2016. We incurred total costs of $125,031 relating to this program, including pension settlement charges which are included within the Other (income) expense, net caption of $13,669 recorded in 2016 and $10,178 recorded in 2015 relating to lump sum withdrawals by employees retiring or leaving the Company as a result of this program.
Other international restructuring programs
Costs incurred for the year ended December 31, 2015 related principally to accelerated depreciation and amortization and employee severance costs for minor programs commenced in 2014 to rationalize certain non-U.S. manufacturing and distribution activities and to establish our own sales and distribution teams in Brazil in connection with our exit from the Bauducco joint venture.
Costs associated with business realignment activities are classified in our Consolidated Statements of Income as follows:

For the years ended December 31,	2017	2016	2015
Cost of sales	$5,147	$58,106	$8,801
Selling, marketing and administrative expense	16,449	16,939	17,368
Business realignment costs	47,763	18,857	84,628
Costs associated with business realignment activities	$69,359	$93,902	$110,797

The following table presents the liability activity for costs qualifying as exit and disposal costs for the year ended December 31, 2017:

Total
Liability balance at December 31, 2016	$3,725
2017 business realignment charges (1)	61,872
Cash payments	(26,536)
Other, net	(69)
Liability balance at December 31, 2017 (reported within accrued and other long-term liabilities)	$38,992

(1)
The costs reflected in the liability roll-forward represent employee-related and certain third-party service provider charges. These costs do not include items charged directly to expense, such as accelerated depreciation and amortization and certain of the third-party charges associated with various programs, as those items are not reflected in the business realignment liability in our Consolidated Balance Sheets.